Net fee and commission income (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net fee And Commission Income [Line Items]
Underwriting Fees	$ 617	$ 433
M&A and corporate finance fees	497	470
Brokerage fees	3,452	2,636
Portfolio management, investment fund and related services fees	10,525	9,412
Other	1,733	1,836
Total fee and commission income	16,824	14,787
Fee and commission expense	1,514	1,302
Net fee and commission income	15,310	13,485
Accretion of purchase price allocation (PPA) adjustments included in Other	141	361
Brokerage expense	208	168
of which: Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income	9,944	8,759
of which: Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income	1,734	1,519
of which: Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income	2,064	1,922
of which: Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income	3,044	2,493
of which: Non-core and Legacy
Net fee And Commission Income [Line Items]
Total fee and commission income	7	76
of which: Group Items
Net fee And Commission Income [Line Items]
Total fee and commission income	30	17
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	10,477	9,372
Net fee and commission income	9,731	8,831
of which: recurring | of which: Global Wealth Management
Net fee And Commission Income [Line Items]
Net fee and commission income	7,328	6,630
of which: recurring | of which: Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Net fee and commission income	900	788
of which: recurring | of which: Asset Management
Net fee And Commission Income [Line Items]
Net fee and commission income	1,420	1,350
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	6,305	5,342
Net fee and commission income	5,537	4,585
of which: transaction-based | of which: Global Wealth Management
Net fee And Commission Income [Line Items]
Net fee and commission income	2,118	1,713
of which: transaction-based | of which: Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Net fee and commission income	738	627
of which: transaction-based | of which: Asset Management
Net fee And Commission Income [Line Items]
Net fee and commission income	17	27
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	42	73
Net fee and commission income	42	69
of which: performance-based | of which: Asset Management
Net fee And Commission Income [Line Items]
Net fee and commission income	$ 42	$ 69